REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           -------------------------------------  Percent Change
                                           December 31, 1997   December 31, 1998  in Unit Value
                                           -----------------   -----------------  --------------
 MFS REGATTA CONTRACTS:
   Capital Appreciation Series - Level
    1....................................      $29.9999            $ 38.0799          26.93%
   Capital Appreciation Series - Level
    2....................................       12.0916              15.3711          27.12
   Government Securities Series - Level
    1....................................       16.6923              17.8992           7.23
   Government Securities Series - Level
    2....................................       10.7020              11.4928           7.39
   High Yield Series - Level 1...........       22.0555              21.8836          (0.78)
   High Yield Series - Level 2...........       11.1721              11.1015          (0.63)
   Managed Sectors Series - Level 1......       27.2960              30.2227          10.72
   Managed Sectors Series - Level 2......       12.2808              13.6177          10.89
   Money Market Series - Level 1.........       13.1780              13.6495           3.58
   Money Market Series - Level 2.........       10.4025              10.7906           3.73
   Total Return Series - Level 1.........       24.1056              26.5642          10.20
   Total Return Series - Level 2.........       12.0683              13.3189          10.36
   World Governments Series - Level 1....       16.4146              18.6916          13.87
   World Governments Series - Level 2....        9.8243              11.2037          14.04
 MFS REGATTA GOLD CONTRACTS:
   Bond Series...........................      $10.0000*           $ 10.5921           5.92%
   Capital Appreciation Series...........       27.4057              34.7871          26.93
   Capital Opportunities Series..........       13.7450              17.2085          25.20
   Conservative Growth Series............       25.9656              31.7109          22.13
   Emerging Growth Series................       17.4544              23.0408          32.01
   Equity Income Series..................       10.0000*             10.4065           4.07
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................       10.8010               7.4615         (30.92)
   International Growth Series...........        9.4566               9.5047           0.51
   International Growth and Income
    Series...............................       10.9674              13.1538          19.94
   Government Securities Series..........       14.0763              15.0941           7.23
   High Yield Series.....................       18.1622              18.0207          (0.78)
   Managed Sectors Series................       22.9770              25.4406          10.72
   Massachusetts Investors Growth Stock
    Series...............................       10.0000*             11.9635          19.64
   Money Market Series...................       11.8058              12.2282           3.58
   New Discovery Series..................       10.0000*             10.5258           5.26
   Research Series.......................       19.4490              23.7119          21.92
   Research Growth & Income Series.......       10.9235              13.1605          20.48
   Research International Series.........       10.0000*              9.3330          (6.67)
   Strategic Income Series...............       10.0000*              9.9530          (0.47)
   Total Return Series...................       20.0793              22.1273          10.20
   Utilities Series......................       19.0140              22.0489          15.96
   World Asset Allocation Series.........       15.0565              15.8203           5.07
   World Governments Series..............       13.3854              15.2422          13.87
   World Growth Series...................       15.6398              17.6676          12.97
   World Total Return Series.............       14.7153              17.1741          16.71

 *Reflects unit value on date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                        Unit Value
                                           -------------------------------------  Percent Change
                                           December 31, 1997   December 31, 1998  in Unit Value
                                           -----------------   -----------------  --------------
 MFS REGATTA CLASSIC CONTRACTS:
   Bond Series...........................      $10.0000*           $ 10.4200           4.20%
   Capital Appreciation Series...........       11.9926              15.2806          27.42
   Capital Opportunities Series..........       12.7132              15.9773          25.67
   Conservative Growth Series............       12.8247              15.7220          22.59
   Emerging Growth Series................       11.5023              15.2416          32.51
   Equity Income Series..................       10.0000*             10.6318           6.32
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................       11.3377               7.8620         (30.66)
   International Growth Series...........        9.7271               9.8139           0.89
   International Growth and Income
    Series...............................       10.5716              12.7274          20.39
   Government Securities Series..........       10.6850              11.5012           7.64
   High Yield Series.....................       11.2665              11.2212          (0.40)
   Managed Sectors Series................       11.9091              13.2363          11.14
   Massachusetts Investors Growth Stock
    Series...............................       10.0000*             11.9830          19.83
   Money Market Series...................       10.3869              10.7995           3.97
   New Discovery Series..................       10.0000*             10.5430           5.43
   Research Series.......................       11.7136              14.3354          22.38
   Research Growth & Income Series.......       10.7281              12.9744          20.94
   Research International Series.........       10.0000*             11.0101          10.10
   Strategic Income Series...............       10.0000*              9.8850          (1.15)
   Total Return Series...................       11.9123              13.1773          10.62
   Utilities Series......................       12.7649              14.8587          16.40
   World Asset Allocation Series.........       10.9812              11.5822           5.47
   World Governments Series..............       10.0247              11.4588          14.31
   World Growth Series...................       11.3725              12.8959          13.40
   World Total Return Series.............       11.1546              13.0681          17.15

 *Reflects unit value on date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                         Unit Value
                                           ---------------------------------------  Percent Change
                                           Beginning of Period   December 31, 1998  in Unit Value
                                           -------------------   -----------------  --------------
   MFS REGATTA PLATINUM CONTRACTS:
   Bond Series...........................       $10.0000*            $ 10.4201           4.20%
   Capital Appreciation Series...........        10.0000*              11.3405          13.40
   Capital Opportunities Series..........        10.0000*              10.8048           8.05
   Conservative Growth Series............        10.0000*              10.7939           7.94
   Emerging Growth Series................        10.0000*              11.5819          15.82
   Equity Income Series..................        10.0000*              10.5234           5.23
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................        10.0000*               8.1616         (18.38)
   International Growth Series...........        10.0000*               9.3254          (6.75)
   International Growth and Income
    Series...............................        10.0000*              10.3378           3.38
   Government Securities Series..........        10.0000*              10.4116           4.12
   High Yield Series.....................        10.0000*               9.5030          (4.97)
   Managed Sectors Series................        10.0000*              10.5861           5.86
   Massachusetts Investors Growth Stock
    Series...............................        10.0000*              11.9094          19.09
   Money Market Series...................        10.0000*              10.1878           1.88
   New Discovery Series..................        10.0000*              10.4124           4.12
   Research Series.......................        10.0000*              11.0189          10.19
   Research Growth & Income Series.......        10.0000*              10.3415           3.42
   Research International Series.........        10.0000*               9.4845          (5.16)
   Strategic Income Series...............        10.0000*               9.8713          (1.29)
   Total Return Series...................        10.0000*              10.2907           2.91
   Utilities Series......................        10.0000*              10.9233           9.23
   World Asset Allocation Series.........        10.0000*               9.7081          (2.92)
   World Governments Series..............        10.0000*              11.2639          12.64
   World Growth Series...................        10.0000*              10.2820           2.82
   World Total Return Series.............        10.0000*              10.4567           4.57

 *Reflects unit value on date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1998

 Assets:
   Investment in MFS/Sun Life Series Trust:                                               Shares          Cost           Value
                                                                                        -----------  --------------  --------------
     Bond Series ("BDS")..............................................................    1,833,052  $   19,308,754  $   19,594,756
     Capital Appreciation Series ("CAS")..............................................   32,535,812   1,207,116,273   1,494,454,468
     Capital Opportunities Series ("COS").............................................   11,033,845     154,891,892     187,374,642
     Conservative Growth Series ("CGS")...............................................   45,143,592   1,273,801,516   1,726,636,223
     Emerging Growth Series ("EGS")...................................................   30,106,934     505,953,776     700,846,932
     Equity Income Series ("EIS").....................................................      808,548       7,896,401       8,491,757
     MFS/Foreign & Colonial Emerging Markets Equity Series ("FCE")....................    2,266,785      22,335,481      16,977,985
     International Growth Series ("FCI")..............................................    3,626,435      35,824,144      35,304,699
     International Growth and Income Series ("FCG")...................................    5,453,761      65,412,844      71,908,458
     Government Securities Series ("GSS").............................................   29,861,826     385,880,145     399,987,008
     High Yield Series ("HYS")........................................................   31,251,222     294,351,362     286,371,075
     Managed Sectors Series ("MSS")...................................................   11,831,026     317,435,697     334,165,044
     Massachusetts Investors Growth Stock Series ("MIS")..............................    6,724,723      69,779,820      81,191,995
     Money Market Series ("MMS")......................................................  417,135,145     417,135,145     417,135,145
     New Discovery Series ("NWD").....................................................    1,250,089      11,775,479      13,279,492
     Research Series ("RES")..........................................................   41,174,957     725,772,331     947,967,793
     Research Growth & Income Series ("RGS")..........................................    2,708,382      32,789,497      36,276,888
     Research International Series ("RSS")............................................      373,636       3,392,628       3,519,310
     Strategic Income Series ("SIS")..................................................      774,644       7,563,923       7,781,098
     Total Return Series ("TRS")......................................................   85,415,374   1,568,357,466   1,816,228,173
     Utilities Series ("UTS").........................................................   12,363,259     176,926,102     211,219,612
     World Asset Allocation Series ("WAA")............................................    8,540,141     119,915,782     123,362,461
     World Governments Series ("WGS").................................................    7,341,822      83,199,514      89,769,321
     World Growth Series ("WGR")......................................................   16,637,922     227,100,556     260,469,628
     World Total Return Series ("WTR")................................................    5,736,216      80,641,108      95,255,576
                                                                                                     --------------  --------------
                                                                                                     $7,814,557,636  $9,385,569,539
                                                                                                     --------------
                                                                                                     --------------
   Receivable from Sponsor.........................................................................................         124,848
                                                                                                                     --------------
         Net Assets................................................................................................  $9,385,694,387
                                                                                                                     --------------
                                                                                                                     --------------

                                                     Applicable to Owners of          Reserve
                                               Deferred Variable Annuity Contracts      for
                                              -------------------------------------   Variable
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:      Units     Unit Value      Value      Annuities       Total
                                              ----------  ----------   ------------  ----------  --------------
   MFS REGATTA CONTRACTS:
     CAS -- Level 1.........................     464,349   $38.0799    $ 17,690,821  $  128,185  $   17,819,006
     CAS -- Level 2.........................   9,053,993    15.3711     139,037,017     502,016     139,539,033
     GSS -- Level 1.........................     325,241    17.8992       5,834,948      85,153       5,920,101
     GSS -- Level 2.........................   2,656,978    11.4928      30,519,539     186,149      30,705,688
     HYS -- Level 1.........................      73,632    21.8836       1,617,626       4,912       1,622,538
     HYS -- Level 2.........................   1,320,379    11.1015      14,660,653      65,418      14,726,071
     MSS -- Level 1.........................     196,463    30.2227       5,814,583      64,763       5,879,346
     MSS -- Level 2.........................   2,730,897    13.6177      37,269,491      76,615      37,346,106
     MMS -- Level 1.........................     268,447    13.6495       3,851,232      27,783       3,879,015
     MMS -- Level 2.........................   3,722,758    10.7906      39,934,531       3,596      39,938,127
     TRS -- Level 1.........................     898,137    26.5642      23,875,313     222,411      24,097,724
     TRS -- Level 2.........................  12,506,430    13.3189     166,507,969   1,042,925     167,550,894
     WGS -- Level 1.........................      89,328    18.6916       1,681,850      39,205       1,721,055
     WGS -- Level 2.........................     834,010    11.2037       9,329,126      36,551       9,365,677
                                                                       ------------  ----------  --------------
                                                                       $497,624,699  $2,485,682  $  500,110,381
                                                                       ------------  ----------  --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1998 -- continued

                                                      Applicable to Owners of           Reserve
                                                Deferred Variable Annuity Contracts       for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ---------------------------------------   Variable
 (CONTINUED):                                   Units     Unit Value       Value       Annuities       Total
                                              ----------  ----------   --------------  ----------  --------------
   MFS REGATTA GOLD CONTRACTS:
     BDS....................................   1,182,239   $10.5921    $   12,523,169  $  148,957  $   12,672,126
     CAS....................................  37,500,481    34.7871     1,304,369,755   6,496,774   1,310,866,529
     COS....................................  10,262,282    17.2085       176,609,581     303,057     176,912,638
     CGS....................................  51,880,765    31.7109     1,645,157,266   5,065,107   1,650,222,373
     EGS....................................  28,900,957    23.0408       665,946,545   1,249,399     667,195,944
     EIS....................................     528,238    10.4065         5,496,893      --           5,496,893
     FCE....................................   2,147,348     7.4615        16,021,601      19,295      16,040,896
     FCI....................................   3,290,043     9.5047        31,272,468      50,802      31,323,270
     FCG....................................   5,214,558    13.1538        68,597,649      89,079      68,686,728
     GSS....................................  23,218,234    15.0941       350,499,319   1,093,255     351,592,574
     HYS....................................  14,190,817    18.0207       255,739,789     889,807     256,629,596
     MSS....................................  11,245,144    25.4406       285,790,341     972,779     286,763,120
     MIS....................................   4,121,518    11.9635        49,306,625      88,325      49,394,950
     MMS....................................  29,387,086    12.2282       359,428,914   1,587,715     361,016,629
     NWD....................................     794,859    10.5258         8,366,403      37,385       8,403,788
     RES....................................  38,553,986    23.7119       913,668,029   2,442,962     916,110,991
     RGS....................................   2,408,676    13.1605        31,700,558     131,422      31,831,980
     RSS....................................     190,267     9.3330         1,776,592      --           1,776,592
     SIS....................................     622,914     9.9530         6,199,328      --           6,199,328
     TRS....................................  71,102,020    22.1273     1,573,134,778   4,410,143   1,577,544,921
     UTS....................................   9,023,102    22.0489       198,939,550     710,512     199,650,062
     WAA....................................   7,576,691    15.8203       119,890,942     617,113     120,508,055
     WGS....................................   5,048,219    15.2422        76,964,930     444,193      77,409,123
     WGR....................................  14,522,129    17.6676       256,577,775     663,609     257,241,384
     WTR....................................   5,354,633    17.1741        91,961,363     521,228      92,482,591
                                                                       --------------  ----------  --------------
                                                                       $8,505,940,163  $28,032,918 $8,533,973,081
                                                                       --------------  ----------  --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1998 -- continued

                                                      Applicable to Owners of           Reserve
                                                Deferred Variable Annuity Contracts       for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ---------------------------------------   Variable
 (CONTINUED):                                   Units     Unit Value       Value       Annuities       Total
                                              ----------  ----------   --------------  ----------  --------------
   MFS REGATTA CLASSIC CONTRACTS:
     BDS....................................      35,123   $10.4200    $      365,971  $   --      $      365,971
     CAS....................................     465,812    15.2806         7,116,057      --           7,116,057
     COS....................................     277,518    15.9773         4,429,393      --           4,429,393
     CGS....................................   1,213,193    15.7220        19,066,338         701      19,067,039
     EGS....................................     959,802    15.2416        14,625,520      --          14,625,520
     EIS....................................      12,113    10.6318           128,778      --             128,778
     FCE....................................      43,654     7.8620           343,375      --             343,375
     FCI....................................      83,820     9.8139           822,725      --             822,725
     FCG....................................      90,582    12.7274         1,152,339      --           1,152,339
     GSS....................................     297,310    11.5012         3,424,501      --           3,424,501
     HYS....................................     342,363    11.2212         3,840,819      --           3,840,819
     MSS....................................     140,324    13.2363         1,856,704      --           1,856,704
     MIS....................................     232,788    11.9830         2,790,662      --           2,790,662
     MMS....................................     270,417    10.7995         2,919,832      --           2,919,832
     NWD....................................      29,182    10.5430           307,881      --             307,881
     RES....................................     872,289    14.3354        12,502,110      --          12,502,110
     RGS....................................      33,882    12.9744           439,317      --             439,317
     RSS....................................       2,234    11.0101            24,596      --              24,596
     SIS....................................       2,577     9.8850            25,477      --              25,477
     TRS....................................   1,731,292    13.1773        22,813,315       1,386      22,814,701
     UTS....................................     178,136    14.8587         2,640,990      --           2,640,990
     WAA....................................      53,167    11.5822           616,156      --             616,156
     WGS....................................      40,074    11.4588           459,164      --             459,164
     WGR....................................     121,297    12.8959         1,563,449      --           1,563,449
     WTR....................................      91,253    13.0681         1,192,112         723       1,192,835
                                                                       --------------  ----------  --------------
                                                                       $  105,467,581  $    2,810  $  105,470,391
                                                                       --------------  ----------  --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1998 -- continued

                                                     Applicable to Owners of
                                               Deferred Variable Annuity Contracts   Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     -------------------------------------   Variable
 (CONTINUED):                                  Units    Unit Value       Value        Annuities       Total
                                              --------  ----------   --------------  -----------  --------------
   MFS REGATTA PLATINUM CONTRACTS:
     BDS....................................   628,000   $10.4201    $    6,543,991  $   --       $    6,543,991
     CAS....................................  1,683,164   11.3405        19,087,857       21,268      19,109,125
     COS....................................   556,955    10.8048         6,017,955      --            6,017,955
     CGS....................................  5,331,018   10.7939        57,543,942       58,386      57,602,328
     EGS....................................  1,651,404   11.5819        19,126,029      --           19,126,029
     EIS....................................   272,362    10.5234         2,866,086      --            2,866,086
     FCE....................................    72,586     8.1616           592,467      --              592,467
     FCI....................................   338,938     9.3254         3,160,703      --            3,160,703
     FCG....................................   199,346    10.3378         2,060,785      --            2,060,785
     GSS....................................   816,102    10.4116         8,497,341      --            8,497,341
     HYS....................................  1,000,705    9.5030         9,509,687        9,324       9,519,011
     MSS....................................   211,044    10.5861         2,234,121       21,614       2,255,735
     MIS....................................  2,428,134   11.9094        28,917,948       87,345      29,005,293
     MMS....................................   886,479    10.1878         9,031,808      119,936       9,151,744
     NWD....................................   436,178    10.4124         4,541,543       23,912       4,565,455
     RES....................................  1,751,713   11.0189        19,301,999       96,452      19,398,451
     RGS....................................   387,080    10.3415         4,002,882      --            4,002,882
     RSS....................................   181,131     9.4845         1,718,122      --            1,718,122
     SIS....................................   157,634     9.8713         1,556,293      --            1,556,293
     TRS....................................  2,318,847   10.2907        23,862,327      210,689      24,073,016
     UTS....................................   819,649    10.9233         8,953,383       10,545       8,963,928
     WAA....................................   228,839     9.7081         2,221,401      --            2,221,401
     WGS....................................    76,270    11.2639           858,944      --              858,944
     WGR....................................   162,856    10.2820         1,674,403      --            1,674,403
     WTR....................................   152,857    10.4567         1,598,349          697       1,599,046
                                                                     --------------  -----------  --------------
                                                                     $  245,480,366  $   660,168  $  246,140,534
                                                                     --------------  -----------  --------------
     Net Assets.............................                         $9,354,512,809  $31,181,578  $9,385,694,387
                                                                     --------------  -----------  --------------
                                                                     --------------  -----------  --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1998

                                            BDS             CAS            COS             CGS
                                       Sub-Account*     Sub-Account    Sub-Account     Sub-Account
                                      ---------------   ------------   ------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........    $  --           $145,840,372   $  5,578,765   $  93,714,906
   Mortality and expense risk
    charges.........................       (73,456)      (15,736,721)    (1,733,280)    (17,202,966)
   Distribution expense charges.....       --                (84,682)       --             --
   Administrative expense charges...        (8,815)       (1,803,725)      (207,994)     (2,064,356)
                                      ---------------   ------------   ------------   -------------
     Net investment income (loss)...    $  (82,271)     $128,215,244   $  3,637,491   $  74,447,584
                                      ---------------   ------------   ------------   -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions
     Proceeds from sales............    $5,147,887      $333,053,338   $ 18,663,825   $  67,989,586
     Cost of investments sold.......    (4,931,477)     (266,350,843)   (13,493,338)    (34,336,835)
                                      ---------------   ------------   ------------   -------------
       Net realized gains
        (losses)....................    $  216,410      $ 66,702,495   $  5,170,487   $  33,652,751
                                      ---------------   ------------   ------------   -------------
   Net unrealized appreciation
    (depreciation) on investments
     End of year....................    $  286,002      $287,338,195   $ 32,482,750   $ 452,834,707
     Beginning of year..............       --            165,968,995     11,851,082     285,383,733
                                      ---------------   ------------   ------------   -------------
       Change in unrealized
        appreciation
        (depreciation)..............    $  286,002      $121,369,200   $ 20,631,668   $ 167,450,974
                                      ---------------   ------------   ------------   -------------
     Realized and unrealized gains
      (losses)......................    $  502,412      $188,071,695   $ 25,802,155   $ 201,103,725
                                      ---------------   ------------   ------------   -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................    $  420,141      $316,286,939   $ 29,439,646   $ 275,551,309
                                      ---------------   ------------   ------------   -------------
                                      ---------------   ------------   ------------   -------------

                                           EGS            EIS            FCE
                                       Sub-Account    Sub-Account*   Sub-Account
                                      -------------   ------------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  18,895,299     $--          $    747,426
   Mortality and expense risk
    charges.........................     (6,840,338)    (28,468)         (249,740)
   Distribution expense charges.....       --            --               --
   Administrative expense charges...       (820,840)     (3,416)          (29,969)
                                      -------------   ------------   ------------
     Net investment income (loss)...  $  11,234,121     $(31,884)    $    467,717
                                      -------------   ------------   ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions
     Proceeds from sales............  $  67,761,609   3,$017,698     $ 16,258,903
     Cost of investments sold.......    (45,241,707)  (3,135,184)     (20,682,560)
                                      -------------   ------------   ------------
       Net realized gains
        (losses)....................  $  22,519,902    ($117,486)    $ (4,423,657)
                                      -------------   ------------   ------------
   Net unrealized appreciation
    (depreciation) on investments
     End of year....................  $ 194,893,156     $595,356     $ (5,357,496)
     Beginning of year..............     69,992,703      --            (1,673,420)
                                      -------------   ------------   ------------
       Change in unrealized
        appreciation
        (depreciation)..............  $ 124,900,453     $595,356     $ (3,684,076)
                                      -------------   ------------   ------------
     Realized and unrealized gains
      (losses)......................  $ 147,420,355     $477,870     $ (8,107,733)
                                      -------------   ------------   ------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $ 158,654,476     $445,986     $ (7,640,016)
                                      -------------   ------------   ------------
                                      -------------   ------------   ------------

 *For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1998 -- continued

                                               FCI            FCG             GSS          HYS           MSS            MIS
                                           Sub-Account    Sub-Account     Sub-Account  Sub-Account   Sub-Account    Sub-Account*
                                           -----------   --------------   -----------  ------------  ------------  --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $  317,696     1$,908,465      $20,116,757  $ 17,576,410  $ 49,435,052    $ --
   Mortality and expense risk charges....    (374,634)     (770,139)       (4,519,127)   (3,406,720)   (3,954,559)   (248,138)
   Distribution expense charges..........      --            --               (23,267)      (11,390)      (25,353)     --
   Administrative expense charges........     (44,956)      (92,417)         (519,028)     (397,417)     (449,194)    (29,777)
                                           -----------   --------------   -----------  ------------  ------------  --------------
       Net investment income (loss)......  $ (101,894)    1$,045,909      $15,055,335  $ 13,760,883  $ 45,005,946    $(277,915)
                                           -----------   --------------   -----------  ------------  ------------  --------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions
     Proceeds from sales.................  $6,476,662    39$,966,952      $141,956,429 $127,769,004  $ 83,847,621   5$,759,463
     Cost of investments sold............  (6,610,768)   (34,355,430)     (134,011,602) (123,024,988)  (72,366,519) (5,468,843)
                                           -----------   --------------   -----------  ------------  ------------  --------------
       Net realized gains (losses).......  $ (134,106)    5$,611,522      $ 7,944,827  $  4,744,016  $ 11,481,102    $290,620
                                           -----------   --------------   -----------  ------------  ------------  --------------
   Net unrealized appreciation
    (depreciation) on investments
     End of year.........................  $ (519,445)    6$,495,614      $14,106,863  $ (7,980,287) $ 16,729,347  11$,412,175
     Beginning of year...................    (418,012)    2,425,793        11,293,081    12,659,920    40,525,807      --
                                           -----------   --------------   -----------  ------------  ------------  --------------
       Change in unrealized appreciation
        (depreciation)...................  $ (101,433)    4$,069,821      $ 2,813,782  $(20,640,207) $(23,796,460) 11$,412,175
                                           -----------   --------------   -----------  ------------  ------------  --------------
     Realized and unrealized gains
      (losses)...........................  $ (235,539)    9$,681,343      $10,758,609  $(15,896,191) $(12,315,358) 11$,702,795
                                           -----------   --------------   -----------  ------------  ------------  --------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $ (337,433)   10$,727,252      $25,813,944  $ (2,135,308) $ 32,690,588  11$,424,880
                                           -----------   --------------   -----------  ------------  ------------  --------------
                                           -----------   --------------   -----------  ------------  ------------  --------------

                                               MMS
                                           Sub-Account
                                           ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 17,312,637
   Mortality and expense risk charges....    (4,328,735)
   Distribution expense charges..........       (17,272)
   Administrative expense charges........      (502,176)
                                           ------------
       Net investment income (loss)......  $ 12,464,454
                                           ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions
     Proceeds from sales.................  $648,695,089
     Cost of investments sold............  (648,695,089)
                                           ------------
       Net realized gains (losses).......  $    --
                                           ------------
   Net unrealized appreciation
    (depreciation) on investments
     End of year.........................  $    --
     Beginning of year...................       --
                                           ------------
       Change in unrealized appreciation
        (depreciation)...................  $    --
                                           ------------
     Realized and unrealized gains
      (losses)...........................  $    --
                                           ------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $ 12,464,454
                                           ------------
                                           ------------

 *For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1998 -- continued

                                          NWD             RES            RGS            RSS           SIS
                                      Sub-Account*    Sub-Account    Sub-Account    Sub-Account*  Sub-Account*
                                      ------------   -------------   ------------   -----------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........    $--          $  34,036,093     $76,267        $--           $--
   Mortality and expense risk
    charges.........................    (49,668)        (9,949,193)   (243,948)      (13,748)       (33,096)
   Distribution expense charges.....     --               --            --             --            --
   Administrative expense charges...     (5,960)        (1,193,903)    (29,274)       (1,650)        (3,971)
                                      ------------   -------------   ------------   -----------   ------------
       Net investment income
        (loss)......................    $(55,628)    $  22,892,997    ($196,955)     ($15,398)      $(37,067)
                                      ------------   -------------   ------------   -----------   ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains(losses) on
    investment transactions
     Proceeds from sales............  1,$614,329     $  55,466,811   6,$084,512      5$50,369     3,$456,275
     Cost of investments sold.......  (1,692,255)      (33,492,897)  (5,571,502)    (645,339)     (3,545,101)
                                      ------------   -------------   ------------   -----------   ------------
     Net realized gains (losses)....    $(77,926)    $  21,973,914     $513,010      ($94,970)      $(88,826)
                                      ------------   -------------   ------------   -----------   ------------
   Net unrealized appreciation on
    investments
     End of year....................  1,$504,013     $ 222,195,462   3,$487,391      1$26,682       $217,175
     Beginning of year..............     --            111,290,775     263,416         --            --
                                      ------------   -------------   ------------   -----------   ------------
       Change in unrealized
        appreciation................  1,$504,013     $ 110,904,687   3,$223,975      1$26,682       $217,175
                                      ------------   -------------   ------------   -----------   ------------
     Realized and unrealized
      gains.........................  1,$426,087     $ 132,878,601   3,$736,985       $31,712       $128,349
                                      ------------   -------------   ------------   -----------   ------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS........................  1,$370,459     $ 155,771,598   3,$540,030       $16,314       $91,282
                                      ------------   -------------   ------------   -----------   ------------
                                      ------------   -------------   ------------   -----------   ------------

                                           TRS             UTS
                                       Sub-Account     Sub-Account
                                      -------------   --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $ 187,021,256    $  17,526,264
   Mortality and expense risk
    charges.........................    (21,072,561)      (1,979,657)
   Distribution expense charges.....       (122,533)        --
   Administrative expense charges...     (2,406,174)        (237,559)
                                      -------------   --------------
       Net investment income
        (loss)......................  $ 163,419,988    $  15,309,048
                                      -------------   --------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains(losses) on
    investment transactions
     Proceeds from sales............  $ 285,917,310    $   9,858,290
     Cost of investments sold.......   (234,220,673)      (6,719,351)
                                      -------------   --------------
     Net realized gains (losses)....  $  51,696,637    $   3,138,939
                                      -------------   --------------
   Net unrealized appreciation on
    investments
     End of year....................  $ 247,870,707    $  34,293,510
     Beginning of year..............    297,846,753       28,380,652
                                      -------------   --------------
       Change in unrealized
        appreciation................  $ (49,976,046)   $   5,912,858
                                      -------------   --------------
     Realized and unrealized
      gains.........................  $   1,720,591    $   9,051,797
                                      -------------   --------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS........................  $ 165,140,579    $  24,360,845
                                      -------------   --------------
                                      -------------   --------------

 *For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1998 -- continued

                                               WAA            WGS            WGR            WTR
                                           Sub-Account    Sub-Account    Sub-Account    Sub-Account        Total
                                           ------------   ------------   ------------   ------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $  9,239,610   $  1,161,945   $ 18,963,375   $  3,790,536   $ 643,259,131
   Mortality and expense risk charges....    (1,568,686)    (1,115,945)    (3,101,995)    (1,031,335)    (99,626,853)
   Distribution expense charges..........       --              (8,707)       --             --             (293,204)
   Administrative expense charges........      (188,242)      (125,206)      (372,239)      (123,760)    (11,662,018)
                                           ------------   ------------   ------------   ------------   -------------
       Net investment income (loss)......  $  7,482,682   $    (87,913)  $ 15,489,141   $  2,635,441   $ 531,677,056
                                           ------------   ------------   ------------   ------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions
     Proceeds from sales.................  $ 28,323,513   $ 36,276,075   $ 47,578,064   $ 15,451,732   $2,056,941,346
     Cost of investments sold............   (24,630,654)   (36,774,597)   (35,986,240)   (11,648,715)  (1,807,632,507)
                                           ------------   ------------   ------------   ------------   -------------
       Net realized gains (losses).......  $  3,692,859   $   (498,522)  $ 11,591,824   $  3,803,017   $ 249,308,839
                                           ------------   ------------   ------------   ------------   -------------
   Net unrealized appreciation
    (depreciation) on investments
     End of year.........................  $  3,446,679   $  6,569,807   $ 33,369,072   $ 14,614,468   $1,571,011,903
     Beginning of year...................     9,486,253     (5,701,264)    31,911,034      8,223,467   1,079,710,768
                                           ------------   ------------   ------------   ------------   -------------
       Change in unrealized appreciation
        (depreciation)...................  $ (6,039,574)  $ 12,271,071   $  1,458,038   $  6,391,001   $ 491,301,135
                                           ------------   ------------   ------------   ------------   -------------
     Realized and unrealized gains
      (losses)...........................  $ (2,346,715)  $ 11,772,549   $ 13,049,862   $ 10,194,018   $ 740,609,974
                                           ------------   ------------   ------------   ------------   -------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................  $  5,135,967   $ 11,684,636   $ 28,539,003   $ 12,829,459   $1,272,287,030
                                           ------------   ------------   ------------   ------------   -------------
                                           ------------   ------------   ------------   ------------   -------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                         BDS                     CAS                             COS
                                     Sub-Account             Sub-Account                     Sub-Account
                                     ------------  --------------------------------  ---------------------------
                                      Year Ended     Year Ended       Year Ended      Year Ended     Year Ended
                                       Dec. 31,       Dec. 31,         Dec. 31,        Dec. 31,       Dec. 31,
                                        1998*           1998             1997            1998           1997
                                     ------------  ---------------  ---------------  -------------  ------------
 OPERATIONS:
   Net investment income (loss)..... $    (82,271) $   128,215,244  $    74,369,495  $   3,637,491  $   (375,236)
   Net realized gains...............      216,410       66,702,495       86,668,781      5,170,487       337,679
   Net unrealized gains.............      286,002      121,369,200       32,342,322     20,631,668    11,106,441
                                     ------------  ---------------  ---------------  -------------  ------------
       Increase in net assets from
        operations.................. $    420,141  $   316,286,939  $   193,380,598  $  29,439,646  $ 11,068,884
                                     ------------  ---------------  ---------------  -------------  ------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $  9,875,456  $   107,933,141  $   191,209,464  $  38,230,487  $ 29,587,412
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    9,534,568       47,848,492       28,967,751     40,051,430    31,786,583
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................     (395,676)    (114,794,853)    (177,738,789)    (7,541,790)   (2,199,052)
                                     ------------  ---------------  ---------------  -------------  ------------
       Net accumulation activity.... $ 19,014,348  $    40,986,780  $    42,438,426  $  70,740,127  $ 59,174,943
                                     ------------  ---------------  ---------------  -------------  ------------
   Annuitization Activity:
     Annuitizations................. $    164,170  $     1,220,067  $     1,367,156  $     142,386  $    136,454
     Annuity payments and contract
      charges.......................       (3,903)      (1,025,009)        (736,487)       (46,545)      (15,580)
     Net Transfers between
      Sub-Accounts..................      --               (41,318)          40,842         25,440       --
     Adjustments to annuity
      reserves......................      (12,668)         (88,123)         (64,938)       (10,400)       (4,256)
                                     ------------  ---------------  ---------------  -------------  ------------
     Net annuitization activity..... $    147,599  $        65,617  $       606,573  $     110,881  $    116,618
                                     ------------  ---------------  ---------------  -------------  ------------
   Increase in net assets from
    contract owner transactions..... $ 19,161,947  $    41,052,397  $    43,044,999  $  70,851,008  $ 59,291,561
                                     ------------  ---------------  ---------------  -------------  ------------
     Increase in net assets......... $ 19,582,088  $   357,339,336  $   236,425,597  $ 100,290,654  $ 70,360,445
                                     ------------  ---------------  ---------------  -------------  ------------
 NET ASSETS:
   Beginning of year................      --         1,137,110,414      900,684,817     87,069,332    16,708,887
                                     ------------  ---------------  ---------------  -------------  ------------
   End of year...................... $ 19,582,088  $ 1,494,449,750  $ 1,137,110,414  $ 187,359,986  $ 87,069,332
                                     ------------  ---------------  ---------------  -------------  ------------
                                     ------------  ---------------  ---------------  -------------  ------------

                                                   CGS
                                               Sub-Account
                                     --------------------------------
                                       Year Ended       Year Ended
                                        Dec. 31,         Dec. 31,
                                          1998             1997
                                     ---------------  ---------------
 OPERATIONS:
   Net investment income (loss)..... $    74,447,584  $    24,679,106
   Net realized gains...............      33,652,751        9,412,903
   Net unrealized gains.............     167,450,974      162,512,568
                                     ---------------  ---------------
       Increase in net assets from
        operations.................. $   275,551,309  $   196,604,577
                                     ---------------  ---------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $   265,107,890  $   211,472,643
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................     206,082,223      176,163,947
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................     (88,307,981)     (42,133,444)
                                     ---------------  ---------------
       Net accumulation activity.... $   382,882,132  $   345,503,146
                                     ---------------  ---------------
   Annuitization Activity:
     Annuitizations................. $     2,012,633  $       947,612
     Annuity payments and contract
      charges.......................        (713,563)        (271,967)
     Net Transfers between
      Sub-Accounts..................        (116,539)         354,557
     Adjustments to annuity
      reserves......................         265,082           52,749
                                     ---------------  ---------------
     Net annuitization activity..... $     1,447,613  $     1,082,951
                                     ---------------  ---------------
   Increase in net assets from
    contract owner transactions..... $   384,329,745  $   346,586,097
                                     ---------------  ---------------
     Increase in net assets......... $   659,881,054  $   543,190,674
                                     ---------------  ---------------
 NET ASSETS:
   Beginning of year................   1,067,010,686      523,820,012
                                     ---------------  ---------------
   End of year...................... $ 1,726,891,740  $ 1,067,010,686
                                     ---------------  ---------------
                                     ---------------  ---------------

 *For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 EGS                   EIS                  FCE
                                             Sub-Account           Sub-Account          Sub-Account
                                     ----------------------------  ------------  --------------------------
                                      Year Ended     Year Ended     Year Ended    Year Ended    Year Ended
                                       Dec. 31,       Dec. 31,       Dec. 31,      Dec. 31,      Dec. 31,
                                         1998           1997          1998*          1998          1997
                                     -------------  -------------  ------------  ------------  ------------
 OPERATIONS:
   Net investment income (loss)..... $  11,234,121  $  (3,455,859) $   (31,884)  $    467,717  $   (230,489)
   Net realized gains (losses)......    22,519,902      8,307,222     (117,486)    (4,423,657)      974,141
   Net unrealized gains (losses)....   124,900,453     53,637,553      595,356     (3,684,076)   (1,720,809)
                                     -------------  -------------  ------------  ------------  ------------
       Increase (decrease) in net
        assets from operations...... $ 158,654,476  $  58,488,916  $   445,986   $ (7,640,016) $   (977,157)
                                     -------------  -------------  ------------  ------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $  90,838,283  $  95,095,489  $ 4,758,335   $  2,734,886  $  9,918,873
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    40,488,353     57,336,795    3,493,264     (1,032,098)   12,522,767
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (30,769,813)   (16,909,470)    (205,828)      (897,534)     (953,005)
                                     -------------  -------------  ------------  ------------  ------------
       Net accumulation activity.... $ 100,556,823  $ 135,522,814  $ 8,045,771   $    805,254  $ 21,488,635
                                     -------------  -------------  ------------  ------------  ------------
   Annuitization Activity:
     Annuitizations................. $     453,478  $     158,875  $   --        $      3,586  $     39,195
     Annuity payments and contract
      charges.......................      (113,219)       (58,246)     --              (7,084)       (5,864)
     Net transfers between
      Sub-Accounts..................        (5,495)        21,015      --             --            --
     Adjustments to annuity
      reserves......................       128,245          7,823      --                 218        (1,465)
                                     -------------  -------------  ------------  ------------  ------------
       Net annuitization activity... $     463,009  $     129,467  $   --        $     (3,280) $     31,866
                                     -------------  -------------  ------------  ------------  ------------
   Increase in net assets from
    contract owner transactions..... $ 101,019,832  $ 135,652,281  $ 8,045,771   $    801,974  $ 21,520,501
                                     -------------  -------------  ------------  ------------  ------------
     Increase (decrease) in net
      assets........................ $ 259,674,308  $ 194,141,197  $ 8,491,757   $ (6,838,042) $ 20,543,344
                                     -------------  -------------  ------------  ------------  ------------

 NET ASSETS:
   Beginning of year................   441,273,185    247,131,988      --          23,814,780     3,271,436
                                     -------------  -------------  ------------  ------------  ------------
   End of year...................... $ 700,947,493  $ 441,273,185  $ 8,491,757   $ 16,976,738  $ 23,814,780
                                     -------------  -------------  ------------  ------------  ------------
                                     -------------  -------------  ------------  ------------  ------------

                                                FCI
                                            Sub-Account
                                     --------------------------
                                      Year Ended    Year Ended
                                       Dec. 31,      Dec. 31,
                                         1998          1997
                                     ------------  ------------
 OPERATIONS:
   Net investment income (loss)..... $   (101,894) $   (193,476)
   Net realized gains (losses)......     (134,106)     (156,246)
   Net unrealized gains (losses)....     (101,433)     (353,885)
                                     ------------  ------------
       Increase (decrease) in net
        assets from operations...... $   (337,433) $   (703,607)
                                     ------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $  8,231,578  $ 10,356,882
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    5,579,377     8,764,120
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (1,479,723)     (683,649)
                                     ------------  ------------
       Net accumulation activity.... $ 12,331,232  $ 18,437,353
                                     ------------  ------------
   Annuitization Activity:
     Annuitizations................. $      1,716  $     55,177
     Annuity payments and contract
      charges.......................       (5,621)       (2,405)
     Net transfers between
      Sub-Accounts..................      --            --
     Adjustments to annuity
      reserves......................        2,415          (416)
                                     ------------  ------------
       Net annuitization activity... $     (1,490) $     52,356
                                     ------------  ------------
   Increase in net assets from
    contract owner transactions..... $ 12,329,742  $ 18,489,709
                                     ------------  ------------
     Increase (decrease) in net
      assets........................ $ 11,992,309  $ 17,786,102
                                     ------------  ------------
 NET ASSETS:
   Beginning of year................   23,314,389     5,528,287
                                     ------------  ------------
   End of year...................... $ 35,306,698  $ 23,314,389
                                     ------------  ------------
                                     ------------  ------------

 *For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                FCG                          GSS
                                            Sub-Account                  Sub-Account
                                     --------------------------  ----------------------------
                                      Year Ended    Year Ended    Year Ended     Year Ended
                                       Dec. 31,      Dec. 31,      Dec. 31,       Dec. 31,
                                         1998          1998          1997           1998
                                     ------------  ------------  -------------  -------------
 OPERATIONS:
   Net investment income (loss)..... $  1,045,909  $    (87,178) $  15,055,335  $  16,257,472
   Net realized gains (losses)......    5,611,522       575,848      7,944,827       (320,218)
   Net unrealized gains (losses)....    4,069,821     1,624,106      2,813,782      5,893,925
                                     ------------  ------------  -------------  -------------
       Increase (decrease) in net
        assets from operations...... $ 10,727,252  $  2,112,776  $  25,813,944  $  21,831,179
                                     ------------  ------------  -------------  -------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $  7,721,923  $  8,465,356  $  33,941,912  $  45,924,248
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    8,246,837     5,802,185     49,410,266      9,720,766
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (4,121,150)   (2,204,864)   (40,854,521)   (58,612,247)
                                     ------------  ------------  -------------  -------------
       Net accumulation activity.... $ 11,847,610  $ 12,062,677  $  42,497,657  $  (2,967,233)
                                     ------------  ------------  -------------  -------------
   Annuitization Activity:
     Annuitizations................. $     34,551  $     45,941  $   1,080,791  $     142,666
     Annuity payments and contract
      charges.......................      (28,601)       (6,247)      (563,274)      (181,979)
     Net transfers between
      Sub-Accounts..................      (17,030)      --             (10,317)       (55,523)
     Adjustments to annuity
      reserves......................      (10,148)           62         17,162        111,855
                                     ------------  ------------  -------------  -------------
       Net annuitization activity... $    (21,228) $     39,756  $     524,362  $      17,019
                                     ------------  ------------  -------------  -------------
   Increase (decrease) in net assets
    from contract owner
    transactions.................... $ 11,826,382  $ 12,102,433  $  43,022,019  $  (2,950,214)
                                     ------------  ------------  -------------  -------------
     Increase in net assets......... $ 22,553,634  $ 14,215,209  $  68,835,963  $  18,880,965
                                     ------------  ------------  -------------  -------------

 NET ASSETS:
   Beginning of year................   49,346,218    35,131,009    331,304,242    312,423,277
                                     ------------  ------------  -------------  -------------
   End of year...................... $ 71,899,852  $ 49,346,218  $ 400,140,205  $ 331,304,242
                                     ------------  ------------  -------------  -------------
                                     ------------  ------------  -------------  -------------

                                                 HYS
                                             Sub-Account
                                     ----------------------------
                                      Year Ended     Year Ended
                                       Dec. 31,       Dec. 31,
                                         1998           1997
                                     -------------  -------------
 OPERATIONS:
   Net investment income (loss)..... $  13,760,883  $   9,894,976
   Net realized gains (losses)......     4,744,016      6,191,967
   Net unrealized gains (losses)....   (20,640,207)     5,472,328
                                     -------------  -------------
       Increase (decrease) in net
        assets from operations...... $  (2,135,308) $  21,559,271
                                     -------------  -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $  54,795,963  $  56,445,474
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    20,587,340     35,346,824
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (24,841,987)   (37,189,764)
                                     -------------  -------------
       Net accumulation activity.... $  50,541,316  $  54,602,534
                                     -------------  -------------
   Annuitization Activity:
     Annuitizations................. $     514,021  $     403,156
     Annuity payments and contract
      charges.......................      (301,855)      (164,426)
     Net transfers between
      Sub-Accounts..................      --             --
     Adjustments to annuity
      reserves......................        44,449          2,369
                                     -------------  -------------
       Net annuitization activity... $     256,615  $     241,099
                                     -------------  -------------
   Increase (decrease) in net assets
    from contract owner
    transactions.................... $  50,797,931  $  54,843,633
                                     -------------  -------------
     Increase in net assets......... $  48,662,623  $  76,402,904
                                     -------------  -------------
 NET ASSETS:
   Beginning of year................   237,675,412    161,272,508
                                     -------------  -------------
   End of year...................... $ 286,338,035  $ 237,675,412
                                     -------------  -------------
                                     -------------  -------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 MSS                   MIS
                                             Sub-Account           Sub-Account
                                     ----------------------------  ------------
                                      Year Ended     Year Ended     Year Ended
                                       Dec. 31,       Dec. 31,       Dec. 31,
                                         1998           1997          1998*
                                     -------------  -------------  ------------
 OPERATIONS:
   Net investment income (loss)..... $  45,005,946  $  25,345,850  $   (277,915)
   Net realized gains (losses)......    11,481,102     19,553,090       290,620
   Net unrealized gains (losses)....   (23,796,460)    11,613,272    11,412,175
                                     -------------  -------------  ------------
       Increase in net assets from
        operations.................. $  32,690,588  $  56,512,212  $ 11,424,880
                                     -------------  -------------  ------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $  22,720,393  $  56,177,555  $ 42,898,409
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    (5,210,223)    12,554,894    27,944,745
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (28,997,564)   (57,321,938)   (1,223,987)
                                     -------------  -------------  ------------
       Net accumulation activity.... $ (11,487,394) $  11,410,511  $ 69,619,167
                                     -------------  -------------  ------------
   Annuitization Activity:
     Annuitizations................. $     360,666  $     558,077  $    158,201
     Annuity payments and contract
      charges.......................      (278,169)      (166,248)      (10,253)
     Net transfers between
      Sub-Accounts..................        (6,870)      --             --
     Adjustments to annuity
      reserves......................        (3,336)       (43,539)       (1,090)
                                     -------------  -------------  ------------
       Net annuitization activity... $      72,291  $     348,290  $    146,858
                                     -------------  -------------  ------------
   Increase (decrease) in net assets
    from contract owner
    transactions.................... $ (11,415,103) $  11,758,801  $ 69,766,025
                                     -------------  -------------  ------------
     Increase (decrease) in net
      assets........................ $  21,275,485  $  68,271,013  $ 81,190,905
                                     -------------  -------------  ------------

 NET ASSETS:
   Beginning of year................   312,825,526    244,554,513       --
                                     -------------  -------------  ------------
   End of year...................... $ 334,101,011  $ 312,825,526  $ 81,190,905
                                     -------------  -------------  ------------
                                     -------------  -------------  ------------

                                                 MMS                   NWD
                                             Sub-Account           Sub-Account
                                     ----------------------------  ------------
                                      Year Ended     Year Ended     Year Ended
                                       Dec. 31,       Dec. 31,       Dec. 31,
                                         1998           1997          1998*
                                     -------------  -------------  ------------
 OPERATIONS:
   Net investment income (loss)..... $  12,464,454  $  12,238,449  $    (55,628)
   Net realized gains (losses)......      --             --             (77,926)
   Net unrealized gains (losses)....      --             --           1,504,013
                                     -------------  -------------  ------------
       Increase in net assets from
        operations.................. $  12,464,454  $  12,238,449  $  1,370,459
                                     -------------  -------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $  84,539,955  $ 151,523,026  $  5,928,260
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................   205,348,459     (1,240,893)    6,269,724
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................  (180,586,976)  (229,658,956)     (345,722)
                                     -------------  -------------  ------------
       Net accumulation activity.... $ 109,301,438  $ (79,376,823) $ 11,852,262
                                     -------------  -------------  ------------
   Annuitization Activity:
     Annuitizations................. $   1,223,366  $      79,534  $     59,889
     Annuity payments and contract
      charges.......................      (267,886)      (200,563)       (3,118)
     Net transfers between
      Sub-Accounts..................        (4,847)      (312,207)      --
     Adjustments to annuity
      reserves......................       (38,667)       (31,750)       (2,368)
                                     -------------  -------------  ------------
       Net annuitization activity... $     911,966  $    (464,986) $     54,403
                                     -------------  -------------  ------------
   Increase (decrease) in net assets
    from contract owner
    transactions.................... $ 110,213,404  $ (79,841,809) $ 11,906,665
                                     -------------  -------------  ------------
     Increase (decrease) in net
      assets........................ $ 122,677,858  $ (67,603,360) $ 13,277,124
                                     -------------  -------------  ------------
 NET ASSETS:
   Beginning of year................   294,227,489    361,830,849       --
                                     -------------  -------------  ------------
   End of year...................... $ 416,905,347  $ 294,227,489  $ 13,277,124
                                     -------------  -------------  ------------
                                     -------------  -------------  ------------

 *For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                                RES                          RGS
                                                            Sub-Account                  Sub-Account
                                                    ----------------------------  -------------------------
                                                     Year Ended     Year Ended     Year Ended   Year Ended
                                                      Dec. 31,       Dec. 31,       Dec. 31,     Dec. 31,
                                                        1998           1997           1998        1997**
                                                    -------------  -------------  ------------  -----------
 OPERATIONS:
   Net investment income (loss).................... $  22,892,997  $   5,840,008  $   (196,955) $   (21,782)
   Net realized gains (losses).....................    21,973,914      5,057,991       513,010        8,741
   Net unrealized gains............................   110,904,687     68,490,719     3,223,975      263,416
                                                    -------------  -------------  ------------  -----------
       Increase in net assets from operations...... $ 155,771,598  $  79,388,718  $  3,540,030  $   250,375
                                                    -------------  -------------  ------------  -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.................... $ 103,921,694  $ 153,316,348  $ 13,378,132  $ 2,950,897
     Net transfers between Sub-Accounts and Fixed
      Account......................................    82,986,033    119,233,197    14,755,314    2,726,224
     Withdrawals, surrenders, annuitizations and
      contract charges.............................   (44,188,615)   (24,008,616)   (1,413,449)     (29,969)
                                                    -------------  -------------  ------------  -----------
       Net accumulation activity................... $ 142,719,112  $ 248,540,929  $ 26,719,997  $ 5,647,152
                                                    -------------  -------------  ------------  -----------
   Annuitization Activity:
     Annuitizations................................ $     452,588  $     415,748  $     73,112  $   --
     Annuity payments and contract charges.........      (211,454)      (139,282)      (12,398)     --
     Net transfers between Sub-Accounts............        34,374         12,992        58,620      --
     Adjustments to annuity reserves...............       (35,852)       (40,528)       (2,709)     --
                                                    -------------  -------------  ------------  -----------
       Net annuitization activity.................. $     239,656  $     248,930  $    116,625  $   --
                                                    -------------  -------------  ------------  -----------
   Increase in net assets from contract owner
    transactions................................... $ 142,958,768  $ 248,789,859  $ 26,836,622  $ 5,647,152
                                                    -------------  -------------  ------------  -----------
     Increase in net assets........................ $ 298,730,366  $ 328,178,577  $ 30,376,652  $ 5,897,527
                                                    -------------  -------------  ------------  -----------

 NET ASSETS:
   Beginning of year...............................   649,281,186    321,102,609     5,897,527      --
                                                    -------------  -------------  ------------  -----------
   End of year..................................... $ 948,011,552  $ 649,281,186  $ 36,274,179  $ 5,897,527
                                                    -------------  -------------  ------------  -----------
                                                    -------------  -------------  ------------  -----------

                                                        RSS           SIS
                                                    Sub-Account   Sub-Account
                                                    ------------  -----------
                                                     Year Ended   Year Ended
                                                      Dec. 31,     Dec. 31,
                                                       1998*         1998*
                                                    ------------  -----------
 OPERATIONS:
   Net investment income (loss)....................   $ (15,398)  $  (37,067)
   Net realized gains (losses).....................     (94,970)     (88,826)
   Net unrealized gains............................     126,682      217,175
                                                    ------------  -----------
       Increase in net assets from operations......   $  16,314   $   91,282
                                                    ------------  -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received....................   $2,275,775  $3,255,808
     Net transfers between Sub-Accounts and Fixed
      Account......................................   1,268,571    4,501,699
     Withdrawals, surrenders, annuitizations and
      contract charges.............................     (41,350)     (67,691)
                                                    ------------  -----------
       Net accumulation activity...................   $3,502,996  $7,689,816
                                                    ------------  -----------
   Annuitization Activity:
     Annuitizations................................   $ --        $   --
     Annuity payments and contract charges.........     --            --
     Net transfers between Sub-Accounts............     --            --
     Adjustments to annuity reserves...............     --            --
                                                    ------------  -----------
       Net annuitization activity..................   $ --        $   --
                                                    ------------  -----------
   Increase in net assets from contract owner
    transactions...................................   $3,502,996  $7,689,816
                                                    ------------  -----------
     Increase in net assets........................   $3,519,310  $7,781,098
                                                    ------------  -----------
 NET ASSETS:
   Beginning of year...............................     --            --
                                                    ------------  -----------
   End of year.....................................   $3,519,310  $7,781,098
                                                    ------------  -----------
                                                    ------------  -----------

 * For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
** For the period July 7, 1997 (commencement of operations of Sub-Account) through December 31, 1997.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                                 TRS                             UTS
                                                             Sub-Account                     Sub-Account
                                                   --------------------------------  ----------------------------
                                                     Year Ended       Year Ended      Year Ended     Year Ended
                                                      Dec. 31,         Dec. 31,        Dec. 31,       Dec. 31,
                                                        1998             1997            1998           1997
                                                   ---------------  ---------------  -------------  -------------
OPERATIONS:
  Net investment income........................... $   163,419,988  $   116,769,728  $  15,309,048  $   7,729,340
  Net realized gains..............................      51,696,637       66,640,057      3,138,939      2,083,741
  Net unrealized gains (losses)...................     (49,976,046)      74,650,982      5,912,858     14,781,219
                                                   ---------------  ---------------  -------------  -------------
      Increase in net assets from operations...... $   165,140,579  $   258,060,767  $  24,360,845  $  24,594,300
                                                   ---------------  ---------------  -------------  -------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.................... $   144,694,740  $   260,379,742  $  39,799,198  $  16,090,619
    Net transfers between Sub-Accounts and Fixed
     Account......................................      99,107,901       90,568,461     40,165,423     13,552,388
    Withdrawals, surrenders, annuitizations and
     contract charges.............................    (174,048,588)    (276,158,725)   (10,679,491)    (5,005,318)
                                                   ---------------  ---------------  -------------  -------------
      Net accumulation activity................... $    69,754,053  $    74,789,478  $  69,285,130  $  24,637,689
                                                   ---------------  ---------------  -------------  -------------
  Annuitization Activity:
    Annuitizations................................ $     2,556,048  $     1,271,371  $     357,771  $     165,628
    Annuity payments and contract charges.........      (1,415,164)        (935,550)      (266,331)       (60,528)
    Net transfers between Sub-Accounts............         104,077           87,811         93,575         28,886
    Adjustments to annuity reserves...............         157,679         (136,590)       117,915          2,804
                                                   ---------------  ---------------  -------------  -------------
      Net annuitization activity.................. $     1,402,640  $       287,042  $     302,930  $     136,790
                                                   ---------------  ---------------  -------------  -------------
  Increase (decrease) in net assets from contract
   owner transactions............................. $    71,156,693  $    75,076,520  $  69,588,060  $  24,774,479
                                                   ---------------  ---------------  -------------  -------------
    Increase in net assets........................ $   236,297,272  $   333,137,287  $  93,948,905  $  49,368,779
                                                   ---------------  ---------------  -------------  -------------

NET ASSETS:
  Beginning of year...............................   1,579,783,984    1,246,646,697    117,306,075     67,937,296
                                                   ---------------  ---------------  -------------  -------------
  End of year..................................... $ 1,816,081,256  $ 1,579,783,984  $ 211,254,980  $ 117,306,075
                                                   ---------------  ---------------  -------------  -------------
                                                   ---------------  ---------------  -------------  -------------

                                                               WAA
                                                           Sub-Account
                                                   ----------------------------
                                                    Year Ended     Year Ended
                                                     Dec. 31,       Dec. 31,
                                                       1998           1997
                                                   -------------  -------------
OPERATIONS:
  Net investment income........................... $   7,482,682  $   3,255,293
  Net realized gains..............................     3,692,859      2,612,317
  Net unrealized gains (losses)...................    (6,039,574)     2,483,575
                                                   -------------  -------------
      Increase in net assets from operations...... $   5,135,967  $   8,351,185
                                                   -------------  -------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.................... $   8,860,816  $  23,232,543
    Net transfers between Sub-Accounts and Fixed
     Account......................................    (4,974,353)    17,783,698
    Withdrawals, surrenders, annuitizations and
     contract charges.............................    (6,184,345)    (5,742,891)
                                                   -------------  -------------
      Net accumulation activity................... $  (2,297,882) $  35,273,350
                                                   -------------  -------------
  Annuitization Activity:
    Annuitizations................................ $     196,381  $     167,170
    Annuity payments and contract charges.........       (88,583)       (51,214)
    Net transfers between Sub-Accounts............         1,087         79,307
    Adjustments to annuity reserves...............       (39,140)           487
                                                   -------------  -------------
      Net annuitization activity.................. $      69,745  $     195,750
                                                   -------------  -------------
  Increase (decrease) in net assets from contract
   owner transactions............................. $  (2,228,137) $  35,469,100
                                                   -------------  -------------
    Increase in net assets........................ $   2,907,830  $  43,820,285
                                                   -------------  -------------
NET ASSETS:
  Beginning of year...............................   120,437,782     76,617,497
                                                   -------------  -------------
  End of year..................................... $ 123,345,612  $ 120,437,782
                                                   -------------  -------------
                                                   -------------  -------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     WGS                           WGR                          WTR
                                                 Sub-Account                   Sub-Account                  Sub-Account
                                         ----------------------------  ----------------------------  --------------------------
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended    Year Ended
                                           Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,       Dec. 31,      Dec. 31,
                                             1998           1997           1998           1997           1998          1997
                                         -------------  -------------  -------------  -------------  ------------  ------------
OPERATIONS:
  Net investment income (loss).......... $     (87,913) $   2,978,724  $  15,489,141  $   1,724,285  $  2,635,441  $    518,499
  Net realized gains (losses)...........      (498,522)    (5,597,019)    11,591,824      8,571,645     3,803,017     1,518,827
  Net unrealized gains (losses).........    12,271,071       (269,307)     1,458,038     16,669,581     6,391,001     4,352,747
                                         -------------  -------------  -------------  -------------  ------------  ------------
      Increase (decrease) in net assets
       from operations.................. $  11,684,636  $  (2,887,602) $  28,539,003  $  26,965,511  $ 12,829,459  $  6,390,073
                                         -------------  -------------  -------------  -------------  ------------  ------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.......... $   3,786,224  $  11,552,959  $  15,688,080  $  26,811,741  $  8,845,349  $ 15,459,554
    Net transfers between Sub-Accounts
     and Fixed Account..................   (12,675,687)   (19,473,409)    (6,628,067)     3,906,046     8,428,546    13,106,711
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................   (11,908,423)   (17,997,612)   (14,148,887)   (13,503,627)   (4,603,063)   (2,840,427)
                                         -------------  -------------  -------------  -------------  ------------  ------------
      Net accumulation activity......... $ (20,797,886) $ (25,918,062) $  (5,088,874) $  17,214,160  $ 12,670,832  $ 25,725,838
                                         -------------  -------------  -------------  -------------  ------------  ------------
  Annuitization Activity:
    Annuitizations...................... $     158,700  $     101,934  $     107,920  $     112,909  $    134,223  $    215,870
    Annuity payments and contract
     charges............................      (130,085)      (132,080)      (104,706)       (92,720)      (61,120)      (28,925)
    Net transfers between
     Sub-Accounts.......................      --               (8,188)      (114,522)      (249,492)      --            --
    Adjustments to annuity reserves.....         3,766         (5,055)        (5,286)       (31,480)       16,790        (3,240)
                                         -------------  -------------  -------------  -------------  ------------  ------------
      Net annuitization activity........ $      32,381  $     (43,389) $    (116,594) $    (260,783) $     89,893  $    183,705
                                         -------------  -------------  -------------  -------------  ------------  ------------
  Increase (decrease) in net assets from
   contract owner transactions.......... $ (20,765,505) $ (25,961,451) $  (5,205,468) $  16,953,377  $ 12,760,725  $ 25,909,543
                                         -------------  -------------  -------------  -------------  ------------  ------------
    Increase (decrease) in net assets... $  (9,080,869) $ (28,849,053) $  23,333,535  $  43,918,888  $ 25,590,184  $ 32,299,616
                                         -------------  -------------  -------------  -------------  ------------  ------------

NET ASSETS:
  Beginning of year.....................    98,894,832    127,743,885    237,145,701    193,226,813    69,684,288    37,384,672
                                         -------------  -------------  -------------  -------------  ------------  ------------
  End of year........................... $  89,813,963  $  98,894,832  $ 260,479,236  $ 237,145,701  $ 95,274,472  $ 69,684,288
                                         -------------  -------------  -------------  -------------  ------------  ------------
                                         -------------  -------------  -------------  -------------  ------------  ------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                                                                         Total
                                                                                           ---------------------------------
                                                                                             Year Ended        Year Ended
                                                                                              Dec. 31,          Dec. 31,
                                                                                                1998              1997
                                                                                           ---------------   ---------------
OPERATIONS:
  Net investment income..................................................................  $   531,677,056   $   297,237,205
  Net realized gains.....................................................................      249,308,839       212,441,467
  Net unrealized gains...................................................................      491,301,135       463,550,753
                                                                                           ---------------   ---------------
      Increase in net assets from operations.............................................    1,272,287,030   $   973,229,425
                                                                                           ---------------   ---------------

CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...........................................................    1,124,762,687   $ 1,375,970,825
    Net transfers between Sub-Accounts and Fixed Account.................................      891,578,137       619,129,055
    Withdrawals, surrenders, annuitizations and contract charges.........................     (792,649,007)     (970,892,363)
                                                                                           ---------------   ---------------
      Net accumulation activity..........................................................  $ 1,223,691,817   $ 1,024,207,517
                                                                                           ---------------   ---------------
  Annuitization Activity:
    Annuitizations.......................................................................       11,466,264   $     6,384,473
    Annuity payments and contract charges................................................       (5,657,941)       (3,250,311)
    Net transfers between Sub-Accounts...................................................              235         --
    Adjustments to annuity reserves......................................................          503,934          (185,108)
                                                                                           ---------------   ---------------
      Net annuitization activity.........................................................  $     6,312,492   $     2,949,054
                                                                                           ---------------   ---------------
  Increase in net assets from contract owner transactions................................  $ 1,230,004,309   $ 1,027,156,571
                                                                                           ---------------   ---------------
    Increase in net assets...............................................................  $ 2,502,291,339   $ 2,000,385,996
                                                                                           ---------------   ---------------

NET ASSETS:
  Beginning of year......................................................................    6,883,403,048     4,883,017,052
                                                                                           ---------------   ---------------
  End of year............................................................................  $ 9,385,694,387   $ 6,883,403,048
                                                                                           ---------------   ---------------
                                                                                           ---------------   ---------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account attributable to the Contracts is invested in shares of a specific corresponding series of MFS/Sun Life Series Trust (the "Series Trust"), an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor, is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued
(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25% for Regatta, Regatta Gold and Regatta Platinum contracts and 1.00% for Regatta Classic contracts.

Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 or 2% of the participant's account value in the case of Regatta and Regatta Gold contracts, $35 in the case of Regatta Platinum contracts and $50 in the case of Regatta Classic contracts is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta, Regatta Gold and Regatta Platinum, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Regatta contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to such contracts. No deduction for the distribution expense charge is made after the seventh account anniversary.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic and Regatta Platinum contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% or 3%, as stated in each participant's contract or certificate, as applicable. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued
(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                          Units Transferred
                                                                         Between Sub-Accounts
                                                                                 and
                                   Units Outstanding        Units         Fixed Accumulation
                                   Beginning of Year      Purchased            Account
                                 ---------------------  --------------  ----------------------
                                      Year Ended          Year Ended          Year Ended
                                     December 31,        December 31,        December 31,
                                   1998        1997     1998    1997       1998        1997
                                 ---------  ----------  -----  -------  ----------  ----------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS -- Level 1................  2,993,020   6,316,305   --        860  (2,286,027) (2,421,311)
 CAS -- Level 2................  5,390,680      58,968   --    624,374   5,658,421   6,542,104
 GSS -- Level 1................  1,462,222   3,362,650   --      --       (932,035) (1,340,875)
 GSS -- Level 2................  1,514,633      55,891   --    265,628   1,951,275   2,012,610
 HYS -- Level 1................    537,033   1,204,380   --      --       (384,324)   (510,706)
 HYS -- Level 2*...............    975,126      --       --     64,893     742,028   1,416,411
 MSS -- Level 1................    941,686   2,202,213   --        881    (678,909)   (924,959)
 MSS -- Level 2................  2,022,757      14,270   --    240,391   1,359,567   2,378,532
 MMS -- Level 1................  1,518,722   3,859,738  12,315   1,948   1,824,176   3,301,197
 MMS -- Level 2................  1,845,809      59,562  8,252  310,378   6,810,959   6,074,695
 TRS -- Level 1................  5,756,653  12,461,003  4,933    1,598  (4,180,220) (4,580,966)
 TRS -- Level 2................  7,838,741      32,548  2,056  815,196   8,389,482  10,202,663
 WGS -- Level 1................    700,338   1,460,289   --      --       (536,114)   (584,950)
 WGS -- Level 2................    483,253       3,325   --     34,073     702,569     686,256


                                    Units Withdrawn,
                                    Surrendered, and      Units Outstanding
                                       Annuitized            End of Year
                                 ----------------------  --------------------

                                       Year Ended             Year Ended
                                      December 31,           December 31,
                                    1998        1997       1998       1997
                                 ----------  ----------  ---------  ---------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS -- Level 1................    (242,644)   (902,834)   464,349  2,993,020
 CAS -- Level 2................  (1,995,108) (1,834,766) 9,053,993  5,390,680
 GSS -- Level 1................    (204,946)   (559,553)   325,241  1,462,222
 GSS -- Level 2................    (808,930)   (819,496) 2,656,978  1,514,633
 HYS -- Level 1................     (79,077)   (156,641)    73,632    537,033
 HYS -- Level 2*...............    (396,775)   (506,178) 1,320,379    975,126
 MSS -- Level 1................     (66,314)   (336,449)   196,463    941,686
 MSS -- Level 2................    (651,427)   (610,436) 2,730,897  2,022,757
 MMS -- Level 1................  (3,086,766) (5,644,161)   268,447  1,518,722
 MMS -- Level 2................  (4,942,262) (4,598,826) 3,722,758  1,845,809
 TRS -- Level 1................    (683,229) (2,124,982)   898,137  5,756,653
 TRS -- Level 2................  (3,723,849) (3,211,666) 12,506,430 7,838,741
 WGS -- Level 1................     (74,896)   (175,001)    89,328    700,338
 WGS -- Level 2................    (351,812)   (240,401)   834,010    483,253

*For the period January 6, 1997 (commencement of operations of Sub-Account) through December 31, 1997.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                 Units Transferred
                                                                                      Between
                                                                                    Sub-Accounts
                                                                                        and
                                   Units Outstanding                             Fixed Accumulation
                                   Beginning of Year        Units Purchased           Account
                                 ----------------------  ----------------------
                                                                               ----------------------
                                       Year Ended              Year Ended            Year Ended
                                      December 31,            December 31,          December 31,
                                    1998        1997        1998        1997      1998        1997
                                 ----------  ----------  ----------  --------------------  ----------
 MFS REGATTA GOLD
  CONTRACTS:
 ------------
 BDS+..........................      --          --         437,383      --       776,227      --
 CAS...........................  35,528,897  32,796,793   2,963,417   4,171,857  1,606,290    753,855
 COS...........................   6,175,224   1,520,787   2,085,178   2,333,873  2,487,753  2,499,269
 CGS...........................  40,709,531  26,199,975   7,531,155   8,951,992  6,682,559  7,405,405
 EGS...........................  25,039,986  16,998,044   3,519,560   5,826,649  1,929,406  3,279,517
 EIS+..........................      --          --         235,337      --       312,512      --
 FCE...........................   2,159,228     329,630     203,168     815,491   (114,376)  1,097,883
 FCI...........................   2,390,056     564,742     532,412     997,740    520,640    902,857
 FCG...........................   4,441,911   3,360,596     449,506     760,057    655,503    531,069
 GSS...........................  20,508,844  19,714,114   1,760,124   1,627,923  2,891,419    723,328
 HYS...........................  11,699,195   8,424,289   2,333,919   2,340,052  1,143,802  1,768,446
 MSS...........................  11,326,719  10,541,726     838,284   1,191,194   (135,303)    289,858
 MIS+..........................      --          --       2,049,150      --     2,166,812      --
 MMS...........................  21,463,139  27,275,583   5,295,611   7,818,118  9,723,034 (8,894,337)
 NWD+..........................      --          --         252,432      --       573,525      --
 RES...........................  35,654,917  19,577,745   1,299,737  10,988,440  3,631,861  6,437,281
 RGS...........................     533,928      --         857,568     276,177  1,134,366    260,605
 RSS+..........................      --          --          83,591      --       110,312      --
 SIS+..........................      --          --         207,182      --       423,614      --
 TRS...........................  66,303,467  59,508,016   5,585,984   7,069,596  4,374,616  4,111,016
 UTS...........................   6,101,638   4,671,192   1,559,584     966,544  1,878,542    773,360
 WAA...........................   7,928,833   5,539,010     440,970   1,565,894   (400,015)  1,218,708
 WGS...........................   6,127,641   7,510,766     199,740     324,862   (782,796) (1,252,245)
 WGR...........................  15,058,757  13,989,946     815,222   1,725,746   (504,727)    242,250
 WTR...........................   4,676,853   2,836,079     458,384   1,085,978    506,340    962,291


                                    Units Withdrawn,
                                    Surrendered, and       Units Outstanding
                                       Annuitized             End of Year
                                 ----------------------  ----------------------

                                       Year Ended              Year Ended
                                      December 31,            December 31,
                                    1998        1997        1998        1997
                                 ----------  ----------  ----------  ----------
 MFS REGATTA GOLD
  CONTRACTS:
 ------------
 BDS+..........................     (31,371)     --       1,182,239      --
 CAS...........................  (2,598,123) (2,193,608) 37,500,481  35,528,897
 COS...........................    (485,873)   (178,705) 10,262,282   6,175,224
 CGS...........................  (3,042,480) (1,847,841) 51,880,765  40,709,531
 EGS...........................  (1,587,995) (1,064,224) 28,900,957  25,039,986
 EIS+..........................     (19,611)     --         528,238      --
 FCE...........................    (100,672)    (83,776)  2,147,348   2,159,228
 FCI...........................    (153,065)    (75,283)  3,290,043   2,390,056
 FCG...........................    (332,362)   (209,811)  5,214,558   4,441,911
 GSS...........................  (1,942,153) (1,556,521) 23,218,234  20,508,844
 HYS...........................    (986,099)   (833,592) 14,190,817  11,699,195
 MSS...........................    (784,556)   (696,059) 11,245,144  11,326,719
 MIS+..........................     (94,444)     --       4,121,518      --
 MMS...........................  (7,094,698) (4,736,225) 29,387,086  21,463,139
 NWD+..........................     (31,098)     --         794,859      --
 RES...........................  (2,032,529) (1,348,549) 38,553,986  35,654,917
 RGS...........................    (117,186)     (2,854)  2,408,676     533,928
 RSS+..........................      (3,636)     --         190,267      --
 SIS+..........................      (7,882)     --         622,914      --
 TRS...........................  (5,162,047) (4,385,161) 71,102,020  66,303,467
 UTS...........................    (516,662)   (309,458)  9,023,102   6,101,638
 WAA...........................    (393,097)   (394,779)  7,576,691   7,928,833
 WGS...........................    (496,366)   (455,742)  5,048,219   6,127,641
 WGR...........................    (847,123)   (899,185) 14,522,129  15,058,757
 WTR...........................    (286,944)   (207,494)  5,354,633   4,676,853

+For the period May 6, 1997 (commencement of operations of Sub-Account) through December 31, 1998.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                      Units Transferred
                                                                           Between
                                                                         Sub-Accounts
                                                                          and Fixed
                                 Units Outstanding                       Accumulation
                                 Beginning of Year  Units Purchased        Account
                                 -----------------  ----------------  ------------------
                                    Year Ended         Year Ended         Year Ended
                                   December 31,       December 31,       December 31,
                                   1998      1997    1998     1997      1998      1997
                                 ---------  ------  -------  -------  --------  --------
 MFS REGATTA CLASSIC
  CONTRACTS:
 ------------------------------
 BDS+..........................     --        --     33,440    --        1,859     --
 CAS...........................    265,497   1,892  170,863  246,247    49,860    23,978
 COS...........................    160,778   9,578   98,617  107,548    29,367    46,458
 CGS...........................    554,216   3,545  449,788  446,522   267,481   122,228
 EGS...........................    318,028   9,744  613,049  289,836    55,590    22,223
 EIS+..........................     --        --      9,590    --        2,523     --
 FCE...........................     40,698     140   16,413   44,896   (12,814)   (3,278)
 FCI...........................     67,892   2,249   20,502   75,178    (3,210)   (7,901)
 FCG*..........................     51,038    --     34,300   42,039     8,318     9,735
 GSS...........................    113,243   6,514  139,510   89,817    51,253    21,240
 HYS...........................    155,306   8,219  224,640  120,521    (2,332)   30,370
 MSS**.........................    118,243    --     59,666   92,458   (29,055)   28,860
 MIS++.........................     --        --     78,233    --      156,319     --
 MMS...........................     77,105  13,813  733,426  366,163  (366,138) (259,749)
 NWD++.........................     --        --     13,601    --       15,614     --
 RES...........................    553,996  25,665  279,626  497,934    85,963    37,701
 RGS#..........................      6,085    --      9,086    5,777    19,504       320
 RSS...........................     --        --        942    --        1,292     --
 SIS+++........................     --        --      1,726    --          851     --
 TRS...........................    951,205  40,575  681,412  859,444   155,997    66,034
 UTS**.........................     77,009    --     97,613   41,263    15,497    36,412
 WAA...........................     50,531   6,448   16,112   44,701    (8,665)     (150)
 WGS****.......................     19,394    --     20,516   18,266       639     2,357
 WGR...........................     85,526      71   47,642   77,864    (2,579)    7,879
 WTR***........................     45,122    --     38,335   49,398     8,687    (3,919)


                                 Units Withdrawn,
                                 Surrendered, and  Units Outstanding
                                    Annuitized        End of Year
                                 ----------------  ------------------

                                    Year Ended         Year Ended
                                   December 31,       December 31,
                                  1998     1997      1998      1997
                                 -------  -------  ---------  -------
 MFS REGATTA CLASSIC
  CONTRACTS:
 ------------------------------
 BDS+..........................     (176)   --        35,123    --
 CAS...........................  (20,408)  (6,620)   465,812  265,497
 COS...........................  (11,244)  (2,806)   277,518  160,778
 CGS...........................  (58,292) (18,079) 1,213,193  554,216
 EGS...........................  (26,865)  (3,775)   959,802  318,028
 EIS+..........................    --       --        12,113    --
 FCE...........................     (643)  (1,060)    43,654   40,698
 FCI...........................   (1,364)  (1,634)    83,820   67,892
 FCG*..........................   (3,074)    (736)    90,582   51,038
 GSS...........................   (6,696)  (4,328)   297,310  113,243
 HYS...........................  (35,251)  (3,804)   342,363  155,306
 MSS**.........................   (8,530)  (3,075)   140,324  118,243
 MIS++.........................   (1,764)   --       232,788    --
 MMS...........................  (173,976) (43,122)   270,417  77,105
 NWD++.........................      (33)   --        29,182    --
 RES...........................  (47,296)  (7,305)   872,289  553,996
 RGS#..........................     (793)     (12)    33,882    6,085
 RSS...........................    --       --         2,234    --
 SIS+++........................    --       --         2,577    --
 TRS...........................  (57,322) (14,848) 1,731,292  951,205
 UTS**.........................  (11,983)    (666)   178,136   77,009
 WAA...........................   (4,811)    (468)    53,167   50,531
 WGS****.......................     (475)  (1,229)    40,074   19,394
 WGR...........................   (9,292)    (288)   121,297   85,526
 WTR***........................     (891)    (357)    91,253   45,122

  *For the period January 7, 1997 (commencement of operations of Sub-Account) through December 31, 1997.
 **For the period January 22, 1997 (commencement of operations of Sub-Account) through December 31, 1997.
 ***For the period February 11, 1997 (commencement of operations of Sub-Account) through December 31, 1997.
****For the period February 21, 1997 (commencement of operations of Sub-Account) through December 31, 1997.
  #For the period July 7, 1997 (commencement of operations of Sub-Account) through December 31, 1997.
  +For the period June 22, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
 ++For the period May 7, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
 +++For the period June 26, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                         Units Transferred
                                                                        Between Sub-Accounts
                                 Units Outstanding                              and            Units Withdrawn,
                                    Beginning of                         Fixed Accumulation    Surrendered, and   Units Outstanding
                                       Period         Units Purchased         Account             Annuitized        End of Period
                                 ------------------   ---------------   --------------------   ----------------   -----------------
                                    Period Ended       Period Ended         Period Ended         Period Ended       Period Ended
                                    December 31,       December 31,         December 31,         December 31,       December 31,
                                        1998               1998                 1998                 1998               1998
                                 ------------------   ---------------   --------------------   ----------------   -----------------
 MFS REGATTA PLATINUM
  CONTRACTS:
 ------------------------------
 BDS+..........................      --                   491,319           143,015                (6,334)             628,000
 CAS++.........................      --                 1,489,422           215,237               (21,495)           1,683,164
 COS*..........................      --                   480,199            80,801                (4,045)             556,955
 CGS++.........................      --                 4,380,217         1,013,330               (62,529)           5,331,018
 EGS++.........................      --                 1,412,976           254,376               (15,948)           1,651,404
 EIS+++........................      --                   237,608            35,740                  (986)             272,362
 FCE+++........................      --                    67,723             4,892                   (29)              72,586
 FCI+++........................      --                   305,695            37,500                (4,257)             338,938
 FCG*..........................      --                   167,384            34,931                (2,969)             199,346
 GSS*..........................      --                   686,599           142,121               (12,618)             816,102
 HYS+++........................      --                   917,703            95,977               (12,975)           1,000,705
 MSS**.........................      --                   180,220            35,500                (4,676)             211,044
 MIS++.........................      --                 2,052,872           400,450               (25,188)           2,428,134
 MMS+++........................      --                 1,436,884          (492,250)              (58,155)             886,479
 NWD+++........................      --                   366,459            75,832                (6,113)             436,178
 RES**.........................      --                 1,463,540           319,544               (31,371)           1,751,713
 RGS+..........................      --                   306,364            82,311                (1,595)             387,080
 RSS***........................      --                   162,752            19,544                (1,165)             181,131
 SIS#..........................      --                   123,410            35,045                  (821)             157,634
 TRS+++........................      --                 1,926,233           434,196               (41,582)           2,318,847
 UTS**.........................      --                   647,482           178,704                (6,537)             819,649
 WAA*..........................      --                   175,049            56,466                (2,676)             228,839
 WGS+++........................      --                    78,588            (2,199)                 (119)              76,270
 WGR*..........................      --                   125,715            37,960                  (819)             162,856
 WTR##.........................      --                   116,666            37,792                (1,601)             152,857

  +For the period June 30, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
 ++For the period June 5, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
 +++For the period June 18, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
  *For the period June 23, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
 **For the period June 16, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
 ***For the period June 29, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
  #For the period June 26, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
 ##For the period July 7, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

INDEPENDENT AUDITOR'S REPORT

To the Participants in Regatta, Regatta Gold, Regatta Classic and Regatta
 Platinum Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Bond Sub-Account, Capital Appreciation Sub-Account, Capital Opportunities Sub-Account, Conservative Growth Sub-Account, Emerging Growth Sub-Account, Equity Income Sub-Account, MFS/Foreign & Colonial Emerging Markets Equity Sub-Account, International Growth Sub-Account, International Growth and Income Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Managed Sectors Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Money Market Sub-Account, New Discovery Sub-Account, Research Sub-Account, Research Growth and Income Sub-Account, Research International Sub-Account, Strategic Income Sub-Account, Total Return Sub-Account, Utilities Sub-Account, World Asset Allocation Sub-Account, World Governments Sub-Account, World Growth Sub-Account, and World Total Return Sub-Account of Sun Life of Canada (U.S.) Variable Account F, (the "Sub-Accounts") as of December 31, 1998, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1998, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 4, 1999

MFS REGATTA
MFS REGATTA GOLD
MFS REGATTA CLASSIC
MFS REGATTA PLATINUM

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
S. CAESAR RABOY, Senior Vice President and
  Deputy General Manager and Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
DAVID D. HORN, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
JOHN D. McNEIL, Director
PETER F. DEMUTH, Vice President, Chief
  Counsel and Assistant Secretary
JAMES M. A. ANDERSON, Vice President, Investments
ROBERT P. VROLYK, Vice President and Actuary
L. BROCK THOMSON, Vice President
  and Treasurer
ELLEN B. KING, Secretary

SUN LIFE ASSURANCE COMPANY
 OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products & Services
  P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
  One Sun Life Executive Park
  Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
  225 Franklin Street, Boston, Massachusetts 02110-2875

LEGAL COUNSEL
Covington & Burling
  1201 Pennsylvania Avenue, N.W.
  P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
  125 Summer Street, Boston, Massachusetts 02110-1616
This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.
 ACCOUNT INFORMATION
 For account information, please call toll free:
 1-800-752-7218 anytime from a touch-tone telephone.
 To speak with a customer service representative, please call toll free: 1-800-752-7215 from 8 a.m.
 to 6 p.m. Eastern time on any business day.

                                                             GOLD-2 2/99 166M

                                       FG

                                     [LOGO]

                       ANNUAL REPORT - DECEMBER 31, 1998

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.